Note 7 - Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Prepaid Expenses And Other Current Assets [Text Block]
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
(In Thousands)

	December 31
	2020	2019

Other receivable (Note 11)	$1,482	$77
Prepaid expenses	724	767
Payment in advance	216	264
Interest receivable	101	131
VAT refunds receivable	1	10
Other	24	46

Total	$2,548	$1,295

In the
fourth
quarter of
2020,
the Company purchased raw materials from foundry suppliers on behalf of Big Moment Hong Kong Limited (“BMT HK”), an affiliate of Dashun Technology Limited (“Dashun”) and collected the related amounts from BMT HK accordingly.
$1,132,000
and
$629,000
were recorded as other receivables and other payables, respectively, as of
December 31, 2020.
Please refer to Note
11
for the streamline activities with Dashun.